Transactions with Related Parties - Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Accrued liabilities	$ 456	$ 875
Argosy Insurance Limited
Related Party Transaction [Line Items]
Accrued liabilities	$ 171	$ 379